Accumulated Other Comprehensive Income - Components of accumulated other comprehensive income included in stockholders' equity (Details) - USD ($)	Dec. 31, 2015	Dec. 31, 2014
Accumulated Other Comprehensive Income (Loss) [Line Items]
Net-of-tax amount	$ 790,341	$ 711,483
Net unrealized gain (loss) on securities available-for-sale
Accumulated Other Comprehensive Income (Loss) [Line Items]
Net unrealized gain on securities available-for-sale	1,197,486	1,078,004
Tax effect	(407,145)	(366,521)
Net-of-tax amount	$ 790,341	$ 711,483